Loss before taxation - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Direct costs
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization charges	$ 1,182,134	$ 462,809	$ 348,249
Administrative and other operating expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization charges	6,018,632	1,900,065	1,798,790
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization charges	$ 145,876	$ 63,162	$ 87,549